Document and Entity Information	Mar. 06, 2025
Cover [Abstract]
Entity Registrant Name	Meritage Homes CORP
Amendment Flag	false
Entity Central Index Key	0000833079
Document Type	8-K
Document Period End Date	Mar. 06, 2025
Entity Incorporation State Country Code	MD
Entity File Number	1-09977
Entity Tax Identification Number	86-0611231
Entity Address, Address Line One	18655 North Claret Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	(480)
Local Phone Number	515-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $.01 par value
Trading Symbol	MTH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false